Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair value of derivative instruments designated as hedging instruments
Fair value of derivative assets designated as hedging instruments	$ 12,182	$ 49,407
Pretax amount of gain (loss) recognized in Other Comprehensive Income (Loss)
Commodity forward contracts, (gain) / loss recognized in other comprehensive income (loss)	5,664	49,017
Foreign currency forward contracts, (gain) / loss recognized in other comprehensive income (loss)		390
Pretax amount of gain (loss) reclassified from Accumulated Other Comprehensive Income (Loss)
Commodity forward contracts, (gain)/loss reclassified from accumulated other comprehensive income (loss)	24,424	26,491
Other current assets / other accrued liabilities
Fair value of derivative instruments designated as hedging instruments
Commodity forward contracts designated as hedging instruments, fair value of assets	12,182	36,398
Foreign currency forward contracts designated as hedging instruments, fair value of assets		390
Commodity forward contracts designated as hedging instruments, fair value of liabilities	6,518
Fair value of derivative liabilities designated as hedging instruments	6,518
Deferred charges and other non-current assets / other long-term liabilities
Fair value of derivative instruments designated as hedging instruments
Commodity forward contracts designated as hedging instruments, fair value of assets		$ 12,619
Copper
Derivative Financial Instruments
Outstanding commodity forward contracts, quantity hedged (in pounds)	22,350,000
Zinc
Derivative Financial Instruments
Outstanding commodity forward contracts, quantity hedged (in pounds)	6,245,000